3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - Level 3 $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) shares
Beginning Balance	$ (2,606)
Warrants issued during the period	(491)
Change in fair value during the period	$ 1,677
Ending Balance | shares	(1,420)
Series C Warrants
Beginning Balance	$ (1,145)
Warrants issued during the period	0
Change in fair value during the period	$ 1,145
Ending Balance | shares	0
Series B Warrants
Beginning Balance	$ (1,461)
Warrants issued during the period	0
Change in fair value during the period	$ 1,461
Ending Balance | shares	0
Warrants Senior Secured Debt
Beginning Balance	$ 0
Warrants issued during the period	(377)
Change in fair value during the period	$ (929)
Ending Balance | shares	1,306
Warrants Distributor Debt
Beginning Balance	$ 0
Warrants issued during the period	(114)
Change in fair value during the period	$ 0
Ending Balance | shares	(114)